Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-based payments
Schedule of share-based payment transactions

	June 30, 2023	June 30, 2022
	£’000	£’000
EMI Scheme	487	6,475
2021 Incentive plan	6,513	—
Non-Executive Director awards	56	—
Suppliers and partners	—	819
Total Expense Recognised	7,056	7,294

Two Thousand And Twenty One Incentive Award Plan
Share-based payments
Schedule of movements in the number of share options

	June 30, 2023		December 31, 2022
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	4,355,669	6.63	—	—
Granted during the period	500,000	—	5,012,495	6.63
Grant arising due to scheme modification	—	—	—	—
Exercised during the period	(346,755)	—	—	—
Forfeited during the period	(132,693)	6.63	(656,826)	6.63
Outstanding, end of period	4,376,221	6.63	4,355,669	6.63

EMI Scheme
Share-based payments
Schedule of movements in the number of share options

	June 30, 2023		December 31, 2022
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	21,011,084	0.19	19,670	308.06
Granted during the period	—	—	—	—
Grant arising due to scheme modification	—	—	23,213,933	0.23
Exercised during the period	(6,642,385)	0.09	(645,571)	0.17
Forfeited during the period	(7,875)	0.18	(1,576,948)	0.83
Outstanding, end of period	14,360,824	0.24	21,011,084	0.19